SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
Category	Estimated Useful Life
Computer equipment and software	3 - 10 years
Furniture and fixtures	3 - 15 years
Vehicles	5 years
Equipment	5 - 10 years

Category	Estimated Useful Life
Computer equipment and software	3 - 10 years
Furniture and fixtures	3 - 15 years
Vehicles	5 years
Equipment	5 - 10 years

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2023	$2,534,169	$55,216	$2,478,953	$-
Money market funds	(45,102)	(45,102)	-	-
Corporate fixed income securities	(452,682)	-	(452,682)	-
U.S. treasury securities	(2,026,271)	-	(2,026,271)	-
Derivative liability(1)	-	-	-	-
Fair value at December 31, 2024	$10,114	$10,114	$-	$-
Derivative liability(2)	-	-	-	-
Fair value at March 31, 2025	$10,114	$10,114	$-	$-

(1)	During the year ended December 31, 2024, the Company recorded a derivative liability related to the PIPE Warrants of $142,319. During the year ended December 31, 2024, the Company recorded a gain on fair value remeasurement of $142,319.
(2)	During the three months ended March 31, 2025, the Company did not record a loss on fair value remeasurement.

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2022	$-	$-	$-	$-
Money market funds	55,216	55,216	-	-
Corporate fixed income securities	452,682	-	452,682	-
U.S. treasury securities	2,026,271	-	2,026,271	-
Fair value at December 31, 2023	$2,534,169	$55,216	$2,478,953	$-
Money market funds	(45,102)	(45,102)	-	-
Corporate fixed income securities	(452,682)	-	(452,682)	-
U.S. treasury securities	(2,026,271)	-	(2,026,271)	-
Derivative liability(1)	-	-	-	-
Fair value at December 31, 2024	$10,114	$10,114	$-	$-

(1)	During the year ended December 31, 2024, the Company recorded a derivative liability related to the PIPE Warrants of $142,319. During the year ended December 31, 2024, the Company recorded a gain on fair value remeasurement of $142,319. See Note 17 – Stockholders’ Deficit for additional details.

SCHEDULE OF DISAGGREGATED REVENUE

	Three Months Ended March 31,
	2025	2024
Revenues:
Golf Simulators(1)	$3,587,912	$2,724,658
Content Software Subscriptions	1,159,705	2,250,699
Franchise Revenue	75,000	-
Other(2)	566,613	36,665
Total net revenue	$5,389,230	$5,012,022

(1)	Includes items such as hardware and proprietary perpetual licenses
(2)	Includes items such as shipping income and installation income

	Year Ended December 31,
	2024	2023
Revenues:
Golf Simulators(1)	$13,708,760	$11,969,498
Content Software Subscriptions	7,852,699	8,493,368
Other(2)	297,405	120,985
Total net revenue	$21,858,864	$20,583,851

(1)	Includes items such as simulator hardware and proprietary perpetual licenses.
(2)	Includes items such as shipping and installation revenue.

SCHEDULE OF LOSS PER SHARE

The following table sets forth the computations of loss per share:

	Three Months Ended March 31,
	2025	2024
Numerators:
Net loss	$(2,670,322)	$(1,301,864)
Denominator:
Weighted-average common shares Series A outstanding, basic and diluted	28,461,277	5,994,704
Weighted-average common shares Series B outstanding, basic and diluted	1,716,860	1,144,573
Net loss per common share Series A, basic and diluted	$(0.09)	$(0.22)
Net loss per common share Series B, basic and diluted	$(1.56)	$(1.14)

The following table sets forth the computations of loss per share:

	Year Ended December 31,
	2024	2023
Numerators:
Net loss	$(8,795,419)	$(10,283,109)
Denominator:
Weighted-average common shares Series A outstanding, basic and diluted	11,634,761	11,994
Net loss per common share Series A, basic and diluted	$(0.76)	$(857.35)

SCHEDULE OF POTENTIAL DILUTIVE SHARES

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

Stock Options	1,131,000
PIPE Convertible Notes(1)	401,200
Common Stock - Series A warrants	1,409,092
Common stock - Series B warrants	1,550,000
Earnout shares - Earned in three Tranches over three years (assumes achievement of revenue and VWAP targets)	4,500,000
Underwriter warrants to I-Bankers convertible at $12.00/common share	632,500
Total dilutive	9,623,792

(1)	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

Stock Options	1,131,000
PIPE Convertible Notes(1)	928,700
Common Stock - Series A warrants	1,409,092
Common stock - Series B warrants	1,550,000
Earnout shares - Earned in three Tranches over three years (assumes achievement of revenue and VWAP targets)	4,500,000
Underwriter warrants to I-Bankers convertible at $12.00/common share	632,500
Total dilutive	10,151,292

(1)	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors